Other assets - Summary of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Investment in marketable securities and debt securities	$ 172,168	$ 108,798
Value added tax and other taxes recoverable	77,610	74,495
Prepaid loan costs	3,489	3,175
Deposits and other	6,083	1,573
Other assets	259,350	188,041
Less: Current marketable securities and debt securities	(138,932)	(2,832)
Non-current other assets	$ 120,418	$ 185,209